REVENUE RECOGNITION (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue	$ 167,259	$ 177,283
Deferred revenue	2,900	2,900
Revenue performance obligations	2,800	2,500
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	2,400	3,000
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 2,500	$ 9,500